     UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

     FORM N-Q

 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

 REGISTERED MANAGEMENT INVESTMENTCOMPANY

Investment Company Actfile number 811-09917

    SENTINEL VARIABLE PRODUCTS TRUST

  --------------------------------

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE

                                     MONTPELIER, VT 05604

                                  -------------------------

                         (Address of principal executive offices)(Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC.

 ONE NATIONAL LIFE DRIVE

     MONTPELIER,VT 05604

 ---------------------------------------

(Name and address of agent for service)

     (802)229-3113

   --------------

(Registrant's telephone number, including area code)

Date of fiscal year end: 12/31/13

Date of reporting period: 03/31/13

ITEM 1. Schedule of Investments (follows)

Sentinel Variable Products Balanced Fund
(Unaudited)
Fund Profile
at March 31, 2013

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	68.5%
U.S. Government Obligations	20.8%
U.S. Treasury Obligations	3.1%
Foreign Stocks & ADR's	2.3%
Cash and Other	5.3%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
United Technologies Corp.	2.1%	FNR 10-155 PC	4.00%	02/25/40	7.3%
Int'l. Business Machines Corp.	1.8%	FHLMC C03764	3.50%	02/01/42	4.6%
ExxonMobil Corp.	1.8%	GNMA II MA0852	3.50%	03/20/43	3.5%
American Express Co.	1.5%	FHLMC G08505	3.00%	09/01/42	3.3%
Pfizer, Inc.	1.4%	U.S. Treasury Bond	2.75%	11/15/42	3.1%
Chevron Corp.	1.4%	FGLMC A79255	5.00%	11/01/37	2.1%
Honeywell Int'l., Inc.	1.2%	Total of Net Assets			23.9%
Schlumberger Ltd.	1.2%
Canadian National Railway Co.	1.2%
Chubb Corp.	1.1%
Total of Net Assets	14.7%

Average Effective Duration (for all Fixed Income Holdings) 3.6 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at March 31, 2013 (Unaudited)

	Principal				Principal
	Amount		Value		Amount		Value			Value
	(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)		Shares	(Note 2)
U.S. Government Obligations 20.8%				Government National Mortgage				McDonald's Corp.	1,000	$ 99,690
U.S. Government Agency				Corporation 3.5%				Nike, Inc.	1,000	59,010
Obligations 20.8%				Mortgage-Backed Securities:				Omnicom Group, Inc.	2,500	147,250
Federal Home Loan Mortgage				30-Year:				Time Warner Cable, Inc.	1,000	96,060
Corporation 10.0%				GNMA II MA0852				Time Warner, Inc.	2,000	115,240
Mortgage-Backed Securities:				3.5%, 03/20/43	500	M	$535,422
				Total U.S. Government Obligations				TJX Cos., Inc.	2,500	116,875
30-Year:				(Cost $3,156,126)			3,181,909			841,485
FGLMC A79255
5%, 11/01/37	300	M	$ 323,397	U.S. Treasury Obligations 3.1%				Consumer Staples 6.2%
FHLMC C03764				U.S. Treasury Bond				Altria Group, Inc.	2,000	68,780
3.5%, 02/01/42	672	M	711,997	2.75%, 11/15/42				CVS Caremark Corp.	1,500	82,485
				(Cost $465,605)	500	M	463,516
FHLMC G08505								Kellogg Co.	2,500	161,075
3%, 09/01/42	488	M	501,785					Kraft Foods Group, Inc.	833	42,924
							Value
Total Federal Home Loan Mortgage					Shares		(Note 2)	PepsiCo, Inc.	2,000	158,220
Corporation			1,537,179
Federal National Mortgage				Domestic Common Stocks 68.5%				Philip Morris Int'l., Inc.	1,500	139,065
Association 7.3%				Consumer Discretionary 5.5%				Procter & Gamble Co.	2,000	154,120
Collateralized Mortgage Obligations:				Comcast Corp.	3,000		118,860	Wal-Mart Stores, Inc.	1,800	134,694
FNR 10-155 PC				Gap, Inc.	2,500		88,500			941,363
4%, 02/25/40	1,000	M	1,109,308					Energy 7.8%
								Chevron Corp.	1,800	213,876

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Balanced Fund
(Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
EOG Resources, Inc.	1,000	$ 128,070	Honeywell Int'l., Inc.	2,500	$ 188,375	Mexico 0.5%
ExxonMobil Corp.	3,000	270,330	L-3 Communications			America Movil SA de CV
Marathon Oil Corp.	2,500	84,300	Holdings, Inc.	1,000	80,920	ADR	4,000	$ 83,840
			Northrop Grumman Corp.	1,700	119,255	Total Foreign Stocks & ADR's
McDermott Int'l., Inc.*	3,000	32,970	Tyco Int'l. Ltd.	1,500	48,000	(Cost $236,016)		347,565
Noble Energy, Inc.	1,500	173,490				Institutional Money Market Funds 4.3%
Schlumberger Ltd.	2,500	187,225	Union Pacific Corp.	1,000	142,410	State Street Institutional US
Transocean Ltd.*	1,000	51,960	United Technologies Corp.	3,500	327,005	Government Money Market Fund
Weatherford Int'l. Ltd.*	4,600	55,844			1,703,045	(Cost $659,738)	659,738	659,738
		1,198,065	Information Technology 12.0%			Total Investments 99.0%
						(Cost $10,890,546)†		15,132,458
Financials 11.2%			Accenture PLC	1,500	113,955
ACE Ltd.	1,500	133,455	Activision Blizzard, Inc.	5,300	77,221	Other Assets in Excess of
American Express Co.	3,500	236,110	Broadcom Corp.	3,000	104,010	Liabilities 1.0%		158,871
Bank of America Corp.	5,000	60,900	Check Point Software
			Technologies Ltd.*	2,000	93,980	Net Assets 100.0%		$ 15,291,329
Bank of New York Mellon Corp.	3,800	106,362	Cisco Systems, Inc.	6,000	125,460
Chubb Corp.	2,000	175,060	Dell, Inc.	5,000	71,650	*	Non-income producing.
Goldman Sachs Group, Inc.	1,100	161,865	EMC Corp.*	5,000	119,450
			Intel Corp.	3,500	76,475	†	Cost for federal income tax purposes is $10,890,546.
JPMorgan Chase & Co.	2,500	118,650				At March 31, 2013 unrealized appreciation for federal
McGraw-Hill Cos., Inc.	1,500	78,120				income tax purposes aggregated $4,241,912 of which
			Int'l. Business Machines Corp.	1,300	277,290	$4,532,681 related to appreciated securities and
MetLife, Inc.	2,000	76,040	KLA-Tencor Corp.	3,000	158,220	$290,769 related to depreciated securities.
Morgan Stanley	2,500	54,950	Microsoft Corp.	6,000	171,660	ADR - American Depositary Receipt
PNC Financial Services Group, Inc.	1,000	66,500	NetApp, Inc.*	3,000	102,480
The Travelers Cos., Inc.	2,000	168,380	Seagate Technology PLC	1,400	51,184
US Bancorp	4,300	145,899	Texas Instruments, Inc.	4,000	141,920
Wells Fargo & Co.	3,500	129,465	Visa, Inc.	700	118,888
		1,711,756	Western Union Co.	2,500	37,600
Health Care 9.6%					1,841,443
Amgen, Inc.	1,000	102,510	Materials 2.4%
Becton Dickinson & Co.	1,000	95,610	EI Du Pont de Nemours & Co.	2,500	122,900
Bristol-Myers Squibb Co.	3,500	144,165
Covidien PLC	2,000	135,680	Freeport-McMoRan Copper & Gold, Inc.	4,000	132,400
Eli Lilly & Co.	2,000	113,580	Praxair, Inc.	1,000	111,540
Gilead Sciences, Inc.*	1,400	68,502			366,840
Johnson & Johnson	1,500	122,295	Telecommunication Services 2.3%
Medtronic, Inc.	1,600	75,136	AT&T, Inc.	2,000	73,380
Merck & Co., Inc.	3,500	154,805
Pfizer, Inc.	7,500	216,450	Rogers Communications, Inc.	2,500	127,650
Stryker Corp.	1,000	65,240	Verizon Communications, Inc.	3,000	147,450
UnitedHealth Group, Inc.	1,000	57,210			348,480
Zimmer Holdings, Inc.	1,500	112,830	Utilities 0.4%
		1,464,013	Entergy Corp.	1,000	63,240
Industrials 11.1%			Total Domestic Common Stocks
ADT Corp.	750	36,705	(Cost $6,373,061)		10,479,730
Boeing Co.	2,000	171,700	Foreign Stocks & ADR's 2.3%
Canadian National Railway			Australia 0.7%
Co.	1,800	180,540	BHP Billiton Ltd. ADR	1,500	102,645
Deere & Co.	1,500	128,970
General Dynamics Corp.	1,500	105,765	Germany 1.1%
General Electric Co.	7,500	173,400	SAP AG ADR	2,000	161,080

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund
(Unaudited)
Fund Profile
at March 31, 2013
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			2.6%	4 yrs. to 5.99 yrs.			35.3%
1 yr. to 2.99 yrs.			13.7%	6 yrs. to 7.99 yrs.			31.8%
3 yrs. to 3.99 yrs.			10.1%	8 yrs. and over			6.5%
Average Effective Duration (for all Fixed Income Holdings) 4.6 years*
Top 10 Holdings**
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
GNMA II MA0625	3.50%	12/20/42	5.8%	FNMA AJ9355	3.00%	01/01/27	3.2%
FHLMC J22740	2.50%	03/01/28	4.7%	FHLMC C09019	3.00%	12/01/42	3.1%
FNMA AL2302	4.50%	08/01/41	4.2%	Ericsson LM	4.125%	05/15/22	2.7%
FNMA AJ4048	4.00%	10/01/41	4.0%	Realty Income Corp.	2.00%	01/31/18	2.6%
FNMA AB5666	3.50%	07/01/42	3.8%	Penske Truck Leasing Co. Lp	2.50%	03/15/16	2.6%
				Total of Net Assets			36.7%

* The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
** "Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at March 31, 2013 (Unaudited)

	Principal				Principal				Principal
	Amount		Value		Amount		Value		Amount		Value
	(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)		(M=$1,000)		(Note 2)
U.S. Government Obligations 33.7%				FNMA AJ4048				FMG Resources August 2006 Pty Ltd.
U.S. Government Agency				4%, 10/01/41	2,460	M	$ 2,641,384	6.875%, 04/01/22(a)	250	M	$ 262,813
Obligations 33.7%				FNMA AB5666				Freeport-McMoRan Copper & Gold, Inc.
Federal Home Loan Mortgage				3.5%, 07/01/42	2,357	M	2,499,756	3.875%, 03/15/23(a)	1,335	M	1,341,552
Corporation 9.3%							7,966,517	Methanex Corp.
				Total Federal National				3.25%, 12/15/19	1,290	M	1,303,148
Mortgage-Backed Securities:				Mortgage Association			11,192,230
								Weekley Homes LLC / Weekley Finance Corp.
20-Year:				Government National Mortgage				6%, 02/01/23(a)	750	M	776,250
FHLMC J22740				Corporation 7.5%							5,854,356
2.5%, 03/01/28	3,000	M	$ 3,112,883	Mortgage-Backed Securities:				Capital Goods 2.5%
30-Year:				15-Year:				Interface Security Systems Holdings Inc / Interface
FHLMC Q11061				GNMA 679437X				Security Systems LLC
3.5%, 09/01/42	955	M	1,008,066	6%, 11/15/22	55	M	56,163	9.25%, 01/15/18(a)	810	M	840,375
FHLMC C09019				30-Year:				United Technologies Corp.
3%, 12/01/42	1,967	M	2,022,260					3.1%, 06/01/22	750	M	787,631
			3,030,326	GNMA II MA0625							1,628,006
Total Federal Home Loan Mortgage				3.5%, 12/20/42	3,563	M	3,814,993
Corporation			6,143,209	GNMA II MA0783				Consumer Cyclical 5.9%
Federal National Mortgage				3.5%, 02/20/43	998	M	1,068,275	Chrysler Group LLC
Association 16.9%							4,883,268	8.25%, 06/15/21	250	M	280,313
				Total Government National Mortgage				Continental Rubber America Corp.
Collateralized Mortgage Obligations:				Corporation			4,939,431	4.5%, 09/15/19(a)	800	M	822,000
FNR 10-155 PC				Total U.S. Government Obligations
4%, 02/25/40	1,000	M	1,109,308	(Cost $22,239,134)			22,274,870	Ford Motor Credit Co. LLC
								5.875%, 08/02/21	1,150	M	1,317,727
Mortgage-Backed Securities:				Corporate Bonds 61.8%				Macy's Retail Holdings, Inc.
15-Year:				Basic Industry 8.9%				3.875%, 01/15/22	840	M	887,573
FNMA AJ9355				Allegheny Technologies, Inc.				MGM Resorts Int'l.
3%, 01/01/27	2,010	M	2,116,405	5.95%, 01/15/21	1,175	M	1,315,693	6.625%, 12/15/21	540	M	567,000
30-Year:				Ardagh Packaging Finance PLC / Ardagh MP Holdings							3,874,613
				USA, Inc.
FNMA AL2302				7%, 11/15/20(a)	830	M	854,900
4.5%, 08/01/41	2,573	M	2,825,377

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund
(Unaudited)

	Principal				Principal			(b)	Step Up/Down.
	Amount		Value		Amount		Value	(c)	XL Capital Ltd. is currently fixed at 6.5%. On April
(M=$1,000)			(Note 2)		(M=$1,000)		(Note 2)		15th, 2017 it converts to a variable rate that floats on
Consumer Non-Cyclical 2.3%				DIRECTV Holdings LLC					the 15th of January, April, July, and October. The
Pernod-Ricard SA				3.8%, 03/15/22	1,305	M	$ 1,336,456		interest rate will equal the 3-month Libor rate plus 2.4575%.
4.45%, 01/15/22(a)	800	M	$ 880,256				2,180,881
Tervita Corp.				Real Estate 4.1%
8%, 11/15/18(a)	590	M	611,019	Health Care Reality, Inc.
			1,491,275	4.95%, 01/15/21	875	M	974,363
Energy 14.3%				Realty Income Corp.
Access Midstream Partners LP				2%, 01/31/18	1,740	M	1,753,306
4.875%, 05/15/23	835	M	825,606				2,727,669
FMC Technologies, Inc.				Technology 3.3%
3.45%, 10/01/22	1,000	M	1,017,165	Cricket Communications, Inc.
Halcon Resources Corp.				7.75%, 10/15/20	790	M	791,975
8.875%, 05/15/21(a)	750	M	811,875	First Data Corp.
NFR Energy Finance Corp.				11.25%, 03/31/16	530	M	535,300
9.75%, 02/15/17	655	M	663,188	Tech Data Corp.
Penn Virginia Resource Partners LP				3.75%, 09/21/17	825	M	860,154
8.375%, 06/01/20	525	M	553,875				2,187,429
Rex Energy Corp.				Telecommunications 2.7%
8.875%, 12/01/20(a)	825	M	876,562	Ericsson LM
Rowan Cos, Inc.				4.125%, 05/15/22	1,685	M	1,755,308
4.875%, 06/01/22	1,190	M	1,295,877	Transportation 2.6%
Transocean, Inc.
6.5%, 11/15/20	1,110	M	1,284,756	Penske Truck Leasing Co. Lp
				2.5%, 03/15/16(a)	1,690	M	1,732,221
Trinidad Drilling Ltd.				Total Corporate Bonds
7.875%, 01/15/19(a)	750	M	817,500	(Cost $40,276,700)			40,806,855
Weatherford Int'l. Ltd				Commercial Mortgage-Backed Securities 1.9%
5.125%, 09/15/20	1,205	M	1,301,719
			9,448,123	Financials 1.9%
Financials 8.9%				Morgan Stanley Capital I Trust
				5.508%, 02/12/44
Ally Financial, Inc.				(Cost $1,272,202)	1,250	M	1,273,855
5.5%, 02/15/17	770	M	836,582
Bank of America Corp.
5.7%, 01/24/22	735	M	862,461				Value
					Shares		(Note 2)
Citigroup, Inc.
4.5%, 01/14/22	785	M	874,374	Institutional Money Market Funds 1.7%
FirstMerit Corp.				State Street Institutional US
4.35%, 02/04/23	295	M	306,381	Government Money Market Fund
Goldman Sachs Group, Inc.				(Cost $1,093,722)	1,093,722		1,093,722
5.75%, 01/24/22	740	M	861,936	Total Investments 99.1%
				(Cost $64,881,758)†			65,449,302
Int'l. Lease Finance Corp.
6.5%, 09/01/14(a)	500	M	535,000	Other Assets in Excess of
JPMorgan Chase & Co.				Liabilities 0.9%			607,966
4.5%, 01/24/22	785	M	861,876
People's United Financial, Inc.				Net Assets 100.0%			$66,057,268
3.65%, 12/06/22	755	M	771,086
			5,909,696
				†	Cost for federal income tax purposes is $64,881,758.
Insurance 3.0%				At March 31, 2013 unrealized appreciation for federal
Infinity Property & Casualty Corp.				income tax purposes aggregated $567,544 of which
5%, 09/19/22	1,230	M	1,280,403	$648,511 related to appreciated securities and
				$80,967 related to depreciated securities.
XL Group PLC
6.5%, 12/31/49(b)(c)	750	M	736,875	(a)	Security exempt from registration under Rule 144A of
			2,017,278	the Securities Act of 1933, as amended. These
				securities may be resold in transactions exempt from
Media 3.3%				registration, normally to qualified institutional
Cequel Communications Holdings I LLC / Cequel Capital				buyers. At March 31, 2013, the market value of rule
Corp.				144A securities amounted to $12,006,748 or 18.18%
6.375%, 09/15/20(a)	810	M	844,425	of net assets.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund
(Unaudited)
Fund Profile
at March 31, 2013
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Financials	16.4%	Consumer Staples	9.4%
Information Technology	15.8%	Consumer Discretionary	8.5%
Health Care	14.3%	Materials	3.7%
Industrials	13.7%	Telecommunication Services	3.2%
Energy	13.0%	Utilities	0.3%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	2.8%	The Travelers Cos., Inc.	2.0%
Honeywell Int'l., Inc.	2.3%	Johnson & Johnson	1.9%
Chevron Corp.	2.2%	Noble Energy, Inc.	1.9%
United Technologies Corp.	2.2%	PepsiCo, Inc.	1.9%
Int'l. Business Machines Corp.	2.0%	Procter & Gamble Co.	1.8%
		Total of Net Assets	21.0%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at March 31, 2013 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 94.4%			EOG Resources, Inc.	15,000	$ 1,921,050	Toronto-Dominion Bank	25,000	$ 2,081,750
Consumer Discretionary 8.5%			ExxonMobil Corp.	65,000	5,857,150	US Bancorp	75,000	2,544,750
Comcast Corp.	60,000	$ 2,377,200	Marathon Oil Corp.	50,000	1,686,000	Wells Fargo & Co.	70,000	2,589,300
Gap, Inc.	60,000	2,124,000	Marathon Petroleum					33,250,961
McDonald's Corp.	15,000	1,495,350	Corp.	20,000	1,792,000	Health Care 13.6%
Nike, Inc.	20,000	1,180,200	McDermott Int'l., Inc.*	76,300	838,537	Amgen, Inc.	25,000	2,562,750
Omnicom Group, Inc.	40,000	2,356,000	Noble Energy, Inc.	35,000	4,048,100	Becton Dickinson & Co.	20,000	1,912,200
Staples, Inc.	45,000	604,350	Schlumberger Ltd.	30,000	2,246,700	Bristol-Myers Squibb Co.	65,000	2,677,350
Time Warner Cable, Inc.	20,000	1,921,200	Transocean Ltd.*	18,000	935,280	Covidien PLC	25,000	1,696,000
Time Warner, Inc.	65,000	3,745,300	Weatherford Int'l. Ltd.*	63,800	774,532	Eli Lilly & Co.	25,000	1,419,750
TJX Cos., Inc.	50,000	2,337,500			27,594,749	Forest Laboratories, Inc.*	20,000	760,800
		18,141,100	Financials 15.6%			Gilead Sciences, Inc.*	50,000	2,446,500
			ACE Ltd.	23,000	2,046,310
Consumer Staples 9.4%			American Express Co.	43,100	2,907,526	Johnson & Johnson	50,000	4,076,500
Altria Group, Inc.	50,000	1,719,500	Bank of America Corp.	100,000	1,218,000	Medtronic, Inc.	36,200	1,699,952
CVS Caremark Corp.	30,000	1,649,700				Merck & Co., Inc.	60,000	2,653,800
Kellogg Co.	25,000	1,610,750	Bank of New York Mellon Corp.	50,000	1,399,500	Pfizer, Inc.	125,000	3,607,500
Kraft Foods Group, Inc.	15,000	772,950	Chubb Corp.	30,000	2,625,900	Stryker Corp.	10,000	652,400
Mondelez Int'l. Inc	45,000	1,377,450	CME Group, Inc.	22,500	1,381,275	UnitedHealth Group, Inc.	15,000	858,150
PepsiCo, Inc.	50,000	3,955,500				Zimmer Holdings, Inc.	25,000	1,880,500
Philip Morris Int'l., Inc.	25,000	2,317,750	Goldman Sachs Group, Inc.	15,000	2,207,250			28,904,152
Procter & Gamble Co.	50,000	3,853,000	JPMorgan Chase & Co.	40,000	1,898,400	Industrials 13.7%
Wal-Mart Stores, Inc.	35,000	2,619,050	McGraw-Hill Cos., Inc.	40,000	2,083,200	ADT Corp.	15,000	734,100
		19,875,650	MetLife, Inc.	40,000	1,520,800	Babcock & Wilcox Co.	40,000	1,136,400
Energy 13.0%			Morgan Stanley	62,500	1,373,750	Boeing Co.	20,000	1,717,000
Apache Corp.	17,500	1,350,300	PNC Financial Services			Canadian National
Baker Hughes, Inc.	30,000	1,392,300	Group, Inc.	17,500	1,163,750	Railway Co.	23,100	2,316,930
Chevron Corp.	40,000	4,752,800	The Travelers Cos., Inc.	50,000	4,209,500	Deere & Co.	20,000	1,719,600

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund
(Unaudited)

		Value				Value
	Shares	(Note 2)		Shares		(Note 2)
General Dynamics Corp.	25,000	$ 1,762,750	Domestic Exchange Traded Funds 0.8%
General Electric Co.	100,000	2,312,000	Financials 0.8%
Honeywell Int'l., Inc.	65,000	4,897,750	SPDR KBW Regional Banking*
L-3 Communications Holdings, Inc.	15,000	1,213,800	(Cost $1,057,149)	50,000		$ 1,590,000
Northrop Grumman Corp.	30,000	2,104,500	Foreign Stocks & ADR's 3.1%
Tyco Int'l. Ltd.	30,000	960,000	Australia 0.8%
Union Pacific Corp.	12,000	1,708,920	BHP Billiton Ltd. ADR	25,000		1,710,750
United Technologies			Germany 1.1%
Corp.	50,000	4,671,500	SAP AG ADR	30,000		2,416,200
Verisk Analytics, Inc.*	30,000	1,848,900
		29,104,150	Mexico 0.5%
Information Technology 14.7%			America Movil SA de CV ADR	50,000		1,048,000
Accenture PLC	45,000	3,418,650	Switzerland 0.7%
Activision Blizzard, Inc.	69,900	1,018,443	Novartis AG ADR	20,000		1,424,800
Broadcom Corp.	50,000	1,733,500	Total Foreign Stocks & ADR's
Check Point Software			(Cost $4,585,230)			6,599,750
Technologies Ltd.*	40,000	1,879,600	Institutional Money Market Funds 0.0%
Cisco Systems, Inc.	75,000	1,568,250	State Street Institutional US
Dell, Inc.	100,000	1,433,000	Government Money Market Fund
EMC Corp.*	100,000	2,389,000	(Cost $45,490)	45,490		45,490
Intel Corp.	60,000	1,311,000		Principal
Int'l. Business Machines				Amount		Value
Corp.	20,000	4,266,000		(M=$1,000)		(Note 2)
KLA-Tencor Corp.	30,000	1,582,200	U.S. Government Obligations
Microsoft Corp.	85,000	2,431,850	0.9%
NetApp, Inc.*	37,000	1,263,920	Federal National Mortgage Association 0.9%
Seagate Technology PLC	30,000	1,096,800	Agency Discount Notes:
			0.03%, 04/01/13
Texas Instruments, Inc.	85,000	3,015,800	(Cost $2,000,000)	2,000	M	2,000,000
Visa, Inc.	10,000	1,698,400	Total Investments 99.2%
			(Cost $136,661,652)†			210,864,595
Western Union Co.	75,000	1,128,000
		31,234,413	Other Assets in Excess of
Materials 2.9%			Liabilities 0.8%			1,620,211
EI Du Pont de Nemours &
Co.	40,000	1,966,400	Net Assets 100.0%			$212,484,806
Freeport-McMoRan
Copper & Gold, Inc.	70,000	2,317,000	* Non-income producing.
Praxair, Inc.	17,000	1,896,180
			†	Cost for federal income tax purposes is $136,661,652.
		6,179,580		At March 31, 2013 unrealized appreciation for federal
Telecommunication Services 2.7%				income tax purposes aggregated $74,202,943 of
				which $80,539,253 related to appreciated securities
AT&T, Inc.	40,000	1,467,600		and $6,336,310 related to depreciated securities.
Rogers Communications,			ADR	- American Depositary Receipt
Inc.	35,000	1,787,100	SPDR	- Standard & Poor's Depository Receipts
Verizon Communications, Inc.	50,000	2,457,500
		5,712,200
Utilities 0.3%
Entergy Corp.	10,000	632,400
Total Domestic Common Stocks
(Cost $128,973,783)		200,629,355

			The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund
(Unaudited)
Fund Profile
at March 31, 2013
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	20.1%	Energy	6.4%
Information Technology	17.8%	Materials	5.0%
Consumer Discretionary	14.1%	Consumer Staples	3.7%
Health Care	13.8%	Utilities	1.3%
Financials	13.1%	Telecommunication Services	0.5%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Church & Dwight Co., Inc.	1.4%	Joy Global, Inc.	1.3%
Semtech Corp.	1.4%	ITC Holdings Corp.	1.3%
Steel Dynamics, Inc.	1.4%	IHS, Inc.	1.3%
Flowserve Corp.	1.4%	Superior Energy Services, Inc.	1.3%
IDEX Corp.	1.3%	Raymond James Financial, Inc.	1.3%
		Total of Net Assets	13.4%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at March 31, 2013 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.7%			Energy 6.4%			Zions Bancorporation	7,260	$ 181,428
Consumer Discretionary 14.1%			Core Laboratories NV	1,100	$ 151,712			1,993,446
Ascena Retail Group, Inc.*	9,960	$ 184,758	Dril-Quip, Inc.*	1,650	143,830	Health Care 13.1%
BorgWarner, Inc.*	1,990	153,907	Oil States Int'l., Inc.*	1,270	103,594	Bio-Rad Laboratories, Inc.*	1,050	132,300
Dana Holding Corp.	7,878	140,465	Plains Exploration &			Catamaran Corp.*	1,352	71,697
Darden Restaurants, Inc.	1,850	95,608	Production Co.*	4,000	189,880	Dentsply Int'l., Inc.	3,860	163,741
Dick's Sporting Goods, Inc.	4,110	194,403	SM Energy Co.	1,700	100,674	Endo Pharmaceuticals
						Holdings, Inc.*	4,680	143,957
Dollar Tree, Inc.*	2,920	141,416	Superior Energy Services, Inc.*	8,296	215,447	Henry Schein, Inc.*	1,800	166,590
Hanesbrands, Inc.*	3,910	178,140	Tidewater, Inc.	3,310	167,155	Hologic, Inc.*	4,430	100,118
Jarden Corp.*	4,185	179,327			1,072,292	IDEXX Laboratories, Inc.*	1,490	137,661
John Wiley & Sons, Inc.	4,500	175,320	Financials 11.9%			Illumina, Inc.*	1,940	104,760
LKQ Corp.*	8,470	184,307				Life Technologies Corp.*	2,700	174,501
Morningstar, Inc.	1,620	113,270	Affiliated Managers Group, Inc.*	1,000	153,570	Masimo Corp.	8,940	175,403
			City National Corp.	3,340	196,759	MEDNAX, Inc.*	2,320	207,942
Penn National Gaming, Inc.*	1,820	99,062	East West Bancorp, Inc.	7,040	180,717	Mettler-Toledo Int'l., Inc.*	620	132,196
PVH Corp.	1,730	184,781
Texas Roadhouse, Inc.	6,610	133,456	Endurance Specialty Holdings Ltd.	2,600	124,306	Resmed, Inc.	4,340	201,202
Tractor Supply Co.	1,170	121,832	Everest Re Group Ltd.	1,650	214,269	Techne Corp.	2,050	139,092
Wolverine World Wide, Inc.	1,900	84,303	HCC Insurance Holdings, Inc.	4,800	201,744	Varian Medical Systems, Inc.*	2,180	156,960
		2,364,355	Invesco Ltd.	6,570	190,267			2,208,120
Consumer Staples 3.7%			MSCI, Inc.*	2,500	84,825	Industrials 20.1%
Church & Dwight Co., Inc.	3,690	238,485	Raymond James Financial,			Ametek, Inc.	4,115	178,426
Energizer Holdings, Inc.	1,210	120,673	Inc.	4,650	214,365	B/E Aerospace, Inc.*	2,450	147,711
Flowers Foods, Inc.	5,300	174,582	Signature Bank*	1,950	153,582	Cintas Corp.	3,570	157,544
Hain Celestial Group, Inc.*	1,400	85,512	WR Berkley Corp.	2,200	97,614	Copart, Inc.*	3,120	106,954
		619,252				Donaldson Co., Inc.	5,020	181,674

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Mid Cap Fund
(Unaudited)

		Value				Value
	Shares	(Note 2)		Shares		(Note 2)
Flowserve Corp.	1,360	$ 228,086	Utilities 1.3%
Genesee & Wyoming, Inc.*	1,580	147,114	ITC Holdings Corp.	2,440		$ 217,794
IDEX Corp.	4,230	225,967	Total Domestic Common Stocks
IHS, Inc.*	2,070	216,770	(Cost $10,567,588)			15,552,815
			Foreign Stocks & ADR's 1.9%
Jacobs Engineering Group, Inc.*	3,410	191,778	Israel 1.2%
			NICE Systems Ltd. ADR*	5,500		202,565
JB Hunt Transport Services, Inc.	2,140	159,387	United Kingdom 0.7%
Joy Global, Inc.	3,660	217,843	Shire Ltd. ADR	1,330		121,509
MSC Industrial Direct Co.,			Total Foreign Stocks & ADR's
Inc.	2,380	204,156	(Cost $204,463)			324,074
Quanta Services, Inc.*	6,670	190,629	Real Estate Investment Trusts 1.2%
Regal-Beloit Corp.	2,440	199,006	Financials 1.2%
Ritchie Bros Auctioneers, Inc.	4,770	103,509	Digital Realty Trust, Inc.*	1,410		94,343
			Home Properties, Inc.*(a)	1,710		108,448
Roper Industries, Inc.	1,160	147,680	Total Real Estate Investment Trusts
Stericycle, Inc.*	1,658	176,046	(Cost $159,484)			202,791
Waste Connections, Inc.	5,270	189,615	Institutional Money Market Funds 0.0%
		3,369,895	State Street Institutional US
Information Technology 16.6%			Government Money Market Fund
Altera Corp.	4,410	156,423	(Cost $81)	81		81
ANSYS, Inc.*	2,440	198,665		Principal
Dolby Laboratories, Inc.	3,790	127,192		Amount		Value
				(M=$1,000)		(Note 2)
F5 Networks, Inc.*	900	80,172
FLIR Systems, Inc.	4,460	116,005	Corporate Short-term Notes 3.9%
			Chevron Corp.
Informatica Corp.*	3,620	124,781	0.08%, 04/03/13(b)
Jack Henry & Associates,			(Cost $649,997)	650	M	649,997
Inc.	2,850	131,699	Total Investments 99.7%
Microchip Technology, Inc.	4,080	149,981	(Cost $11,581,613)†			16,729,758
Micros Systems, Inc.*	4,300	195,693
NeuStar, Inc.*	4,000	186,120	Other Assets in Excess of
			Liabilities 0.3%			49,666
Nuance Communications, Inc.*	7,380	148,928	Net Assets 100.0%			$16,779,424
Open Text Corp.*	3,280	193,618
Plantronics, Inc.	3,990	176,318
Power Integrations, Inc.	4,810	208,802	* Non-income producing.
			†	Cost for federal income tax purposes is $11,581,613.
Riverbed Technology, Inc.*	11,400	169,974	At March 31, 2013 unrealized appreciation for federal
Semtech Corp.*	6,650	235,344	income tax purposes aggregated $5,148,145 of which
			$5,368,255 related to appreciated securities and
Trimble Navigation Ltd.*	6,420	192,343	$220,110 related to depreciated securities.
		2,792,058	(a)	Return of capital paid during the fiscal period.
			(b)	Security exempt from registration under Rule 144A of
Materials 5.0%			the Securities Act of 1933, as amended. These
Airgas, Inc.	1,200	118,992	securities may be resold in transactions exempt from
			registration, normally to qualified institutional
AptarGroup, Inc.	3,410	195,564	buyers. At March 31, 2013, the market value of rule
Ecolab, Inc.	1,100	88,198	144A securities amounted to $649,997 or3.87% of net assets.
Rockwood Holdings, Inc.	3,100	202,864
Steel Dynamics, Inc.	14,390	228,369	ADR - American Depositary Receipt
		833,987
Telecommunication Services 0.5%
tw telecom, Inc.*	3,240	81,616

			The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund
(Unaudited)
Fund Profile
at March 31, 2013
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.6%	Health Care	11.3%
Industrials	17.6%	Energy	6.4%
Financials	16.2%	Materials	5.4%
Consumer Discretionary	15.6%	Consumer Staples	3.5%
		Utilities	1.6%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
j2 Global, Inc.	1.5%	Waste Connections, Inc.	1.4%
Semtech Corp.	1.5%	Hub Group Inc.	1.4%
Plantronics, Inc.	1.5%	Esterline Technologies Corp.	1.4%
Stifel Financial Corp.	1.4%	Wolverine World Wide, Inc.	1.4%
Regal-Beloit Corp.	1.4%	Progress Software Corp.	1.4%
		Total of Net Assets	14.3%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at March 31, 2013 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.5%			Oasis Petroleum, Inc.*	13,780	$ 524,605	Masimo Corp.	33,290	$ 653,150
Consumer Discretionary 15.6%			Oil States Int'l., Inc.*	7,730	630,536	Myriad Genetics, Inc.*	26,320	668,528
Ascena Retail Group, Inc.*	37,520	$ 695,996	Superior Energy Services, Inc.*	26,940	699,632	NuVasive, Inc.*	20,190	430,249
Buffalo Wild Wings, Inc.*	8,630	755,384				Sirona Dental Systems,
Dana Holding Corp.	43,500	775,605	Tidewater, Inc.	13,140	663,570	Inc.*	8,000	589,840
Express, Inc.*	26,390	470,006			3,805,747	Techne Corp.	10,090	684,606
Iconix Brand Group, Inc.*	28,600	739,882	Financials 12.8%			Volcano Corp.*	22,470	500,182
			City National Corp.	13,570	799,409	West Pharmaceutical
John Wiley & Sons, Inc.	16,960	660,762	East West Bancorp, Inc.	28,300	726,461	Services, Inc.	8,760	568,874
Men's Wearhouse, Inc.	18,810	628,630	Endurance Specialty					6,699,686
Monro Muffler Brake, Inc.	16,100	639,331	Holdings Ltd.	9,570	457,542	Industrials 17.6%
Morningstar, Inc.	6,510	455,179	Evercore Partners, Inc.	19,150	796,640	Actuant Corp.	21,760	666,291
Penn National Gaming,			HCC Insurance Holdings,			Aerovironment, Inc.*	22,030	399,404
Inc.*	13,470	733,172	Inc.	18,330	770,410	Clarcor, Inc.	15,470	810,319
Steven Madden Ltd.*	15,900	685,926	MarketAxess Holdings, Inc.	12,680	472,964
Texas Roadhouse, Inc.	39,460	796,697	Portfolio Recovery			Esterline Technologies Corp.*	10,860	822,102
Vitamin Shoppe, Inc.*	8,210	401,059	Associates, Inc.*	5,060	642,215	Genesee & Wyoming, Inc.*	8,100	754,191
Wolverine World Wide,			ProAssurance Corp.	14,620	691,965	Healthcare Services Group,
Inc.	18,340	813,746	Prosperity Bancshares, Inc.	14,470	685,733	Inc.	25,360	649,977
		9,251,375	Stifel Financial Corp.*	24,290	842,134	Hub Group Inc.*	21,460	825,352
Consumer Staples 3.5%			SVB Financial Group*	10,020	710,819	IDEX Corp.	11,050	590,291
Casey's General Stores, Inc.	13,580	791,714			7,596,292	II-VI, Inc.*	28,240	481,210
Flowers Foods, Inc.	15,470	509,582	Health Care 11.3%			Middleby Corp.*	4,960	754,664
Hain Celestial Group, Inc.*	12,970	792,207	Bio-Rad Laboratories, Inc.*	3,820	481,320	Regal-Beloit Corp.	10,320	841,699
		2,093,503
			Haemonetics Corp.*	16,750	697,805	Ritchie Bros Auctioneers,
Energy 6.4%			ICON PLC*	21,000	678,090	Inc.	33,870	734,979
Comstock Resources, Inc.*	32,770	532,512	Integra LifeSciences			Toro Co.	14,180	652,847
Dril-Quip, Inc.*	8,660	754,892	Holdings Corp.*	19,150	747,042

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund
(Unaudited)

		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Wabtec Corp.	6,310	$644,314	Institutional Money Market Funds 2.8%
Waste Connections, Inc.	23,130	832,217	State Street Institutional US
		10,459,857	Government Money Market Fund
Information Technology 18.3%			(Cost $1,672,983)	1,672,983	$1,672,983
			Total Investments 100.0%
CommVault Systems, Inc.*	3,890	318,902	(Cost $43,847,127)†		59,444,358
Diodes, Inc.*	38,610	810,038
Hittite Microwave Corp.*	9,080	549,885	Excess of Liabilities Over
j2 Global, Inc.	23,360	915,946	Other Assets 0.0%+		(23,536)
Jack Henry & Associates,			Net Assets 100.0%		$59,420,822
Inc.	11,450	529,104
Micros Systems, Inc.*	15,820	719,968	*	Non-income producing.
NeuStar, Inc.*	14,350	667,706	†	Cost for federal income tax purposes is $43,847,127.
Open Text Corp.*	12,840	757,945	At March 31, 2013 unrealized appreciation for federal
			income tax purposes aggregated $15,597,231 of
Plantronics, Inc.	19,580	865,240	which $16,104,636 related to appreciated securities
Power Integrations, Inc.	18,310	794,837	and $507,405 related to depreciated securities.
Progress Software Corp.*	35,650	812,107	(a)	Return of capital paid during the fiscal period
Qlik Technologies, Inc.*	26,620	687,595	+ Represents less than 0.05% of net assets.
QLogic Corp.*	26,720	309,952	ADR - American Depositary Receipt
Rofin-Sinar Technologies, Inc.*	20,300	549,927
Sapient Corp.*	55,660	678,495
Semtech Corp.*	25,880	915,893
		10,883,540
Materials 5.4%
AptarGroup, Inc.	12,520	718,022
Greif, Inc.	8,330	446,655
Rockwood Holdings, Inc.	9,570	626,261
Sensient Technologies Corp.	16,180	632,476
Steel Dynamics, Inc.	48,190	764,775
		3,188,189
Utilities 1.6%
Atmos Energy Corp.	11,730	500,754
ITC Holdings Corp.	5,400	482,004
		982,758
Total Domestic Common Stocks
(Cost $39,898,392)		54,960,947
Foreign Stocks & ADR's 1.3%
Israel 1.3%
NICE Systems Ltd. ADR
(Cost $568,439)*	21,090	776,745
Real Estate Investment Trusts 3.4%
Financials 3.4%
BioMed Realty Trust, Inc.(a)	31,630	683,208
Corporate Office Properties Trust(a)	24,660	657,929
Home Properties, Inc.(a)	10,920	692,546
Total Real Estate Investment Trusts
(Cost $1,707,313)		2,033,683

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national securities exchange and over-the-counter securities (“OTC”) listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Trustees (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to the Board’s review and supervision.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In May 2011, the Financial Accounting Standards Board (”FASB”) issued Accounting Standards Update (“ASU”) 2011-4 to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRS. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. Management has evaluated the implications of these changes on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, Exchange Traded Funds and Standard & Poor’s Depository Receipts that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Includes most long-term and short-term fixed income investments and OTC securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. There have been no significant changes in valuation techniques during the fiscal year, but the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of March 31, 2013 were as follows:
	Quoted Prices
	(Unadjusted) in
	Active Markets	Other	Significant
	for Identical	Significant	Unobservable
	Assets	Observable Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Collateralized Mortgage Obligations	$–	$ 1,109,308	$–	$ 1,109,308
Domestic Common Stocks	10,479,730	–	–	10,479,730
Foreign Stocks & ADR’s	347,565	–	–	347,565
Institutional Money Market Funds	–	659,738	–	659,738
Mortgage-Backed Securities	–	2,072,601	–	2,072,601
U.S. Treasury Obligations	–	463,516	–	463,516
Totals	$10,827,295	$4,305,163	$–	$15,132,458

Bond:
Collateralized Mortgage Obligations	$–	$1,109,308	$–	$1,109,308
Commercial Mortgage-Backed Securities	–	1,273,855	–	1,273,855
Corporate Bonds	–	40,806,855	–	40,806,855
Institutional Money Market Funds	–	1,093,722	–	1,093,722
Mortgage-Backed Securities	–	21,165,562	–	21,165,562
Totals	$–	$65,449,302	$–	$65,449,302

Common Stock:
Agency Discount Notes	$–	$2,000,000	$–	$2,000,000
Domestic Common Stocks	200,629,355	–	–	200,629,355
Domestic Exchange Traded Funds	1,590,000	–	–	1,590,000
Institutional Money Market Funds	–	45,490	–	45,490
Foreign Stocks & ADR’s	6,599,750	–	–	6,599,750
Totals	$208,819,105	$2,045,490	$–	$210,864,595

Mid Cap:
Corporate Short-Term Notes	$–	$649,997	$–	$649,997
Domestic Common Stocks	15,552,815	–	–	15,552,815
Foreign Stocks & ADR’s	324,074	–	–	324,074
Institutional Money Market Funds	–	81	–	81
Real Estate Investment Trusts	202,791	–	–	202,791
Totals	$16,079,680	$650,078	$–	$16,729,758

Small Company:
Domestic Common Stocks	$54,960,947	$–	$–	$54,960,947
Foreign Stocks & ADR’s	776,745	–	–	776,745
Institutional Money Market Funds	–	1,672,983	–	1,672,983
Real Estate Investment Trusts	2,033,683	–	–	2,033,683
Totals	$57,771,375	$1,672,983	$–	$59,444,358

Quoted Prices
(Unadjusted) in
	Active Markets	Other	Significant
	for Identical	Significant	Unobservable
	Assets	Observable Inputs	Inputs
SVP Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the fiscal three months ended March 31, 2013.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal three months ended March 31, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By /s/ Thomas P. Malone
--------------------------------------
Thomas P. Malone
Vice President & Treasurer
Date: May 29, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Christian Thwaites
-------------------------------------
Christian Thwaites
President and Chief Executive Officer
Date: May 29, 2013

By /s/ Thomas P. Malone
-------------------------------------
Thomas P. Malone
Vice President & Treasurer
Date: May 29, 2013